Financial debt	6 Months Ended
Jun. 30, 2025
Financial debt
Financial debt

5) Financial debt

The Company has issued senior bonds across three tranches in the Euro markets on February 24th, 2025 with a settlement date on March 3rd, 2025:

-1,000 million euros at 3.160% issued by TotalEnergies Capital International and maturing in March 2033;

-850 million euros at 3.499% issued by TotalEnergies Capital International and maturing in March 2037;

-1,300 million euros at 3.852% issued by TotalEnergies Capital International and maturing in March 2045.

The Company has issued senior bonds across three tranches in the Euro markets on June 24th, 2025 with a settlement date on July 1st, 2025:

-	1,000 million euros at 3.075% issued by TotalEnergies Capital International and maturing in July 2031;
-	1,100 million euros at 3.647% issued by TotalEnergies Capital International and maturing in July 2035;
-	900 million euros at 4.060% issued by TotalEnergies Capital International and maturing in July 2040.

The Company has redeemed three senior bonds during the first six months of 2025:

-	1,000 million dollars at 2.434% bond issued by TotalEnergies Capital International in 2019 and maturing in January 2025;
-	850 million euros at 1.375% bond issued by TotalEnergies Capital International in 2014 and maturing in March 2025;
-	1,000 million Hong Kong dollars at 2.920% bond issued by TotalEnergies Capital International in 2014 and maturing in April 2025.